Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Summary of Indirect Guarantees (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CLP ($)
Disclosure Of Other Provisions [Line Items]
Outstanding balance	$ 50,465,996		$ 28,192,597
Indirect Guarantees [Member] | Bonds Series B [Member] | Bondholders of Enel Americas' Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	B Bond (*)
Maturity	June 2022
Creditor Of Guarantee	Bond holders Enel Américas´ Bond Program
Debtor, Company	Enel Américas
Relationship	Common control
Type of Guarantee	Joint and several co-signer
Outstanding balance		$ 2,803,327
Indirect Guarantees [Member] | Credit Agreement One [Member] | Pto. GDN BID [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Credit opening contract
Maturity	November 2022
Creditor Of Guarantee	GDN BID Loan
Debtor, Company	Enel Green Power Chile
Relationship	Subsidiary
Type of Guarantee	Guarantor
Outstanding balance			$ 25,389,270
Indirect Guarantees [Member] | Credit Agreement Two [Member] | Scotiabank Chile [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Credit opening contract
Maturity	October 2037
Creditor Of Guarantee	European Investment Bank
Debtor, Company	Enel Chile
Relationship	Parent
Type of Guarantee	Guarantor
Outstanding balance	$ 8,638,876
Indirect Guarantees [Member] | Credit Agreement Three [Member] | Enel Finance International N V [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Credit opening contract
Maturity	December 2037
Creditor Of Guarantee	European Investment Bank
Debtor, Company	Enel Chile
Relationship	Parent
Type of Guarantee	Guarantor
Outstanding balance	$ 41,827,120